Expense Example - XFUNDSTM 1-3 Month BOX ETF [Member]	Aug. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	$ 79